STOCKHOLDERS' EQUITY - Warrants (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2022 item $ / shares	Dec. 31, 2021 D $ / shares	Jun. 30, 2022 $ / shares	Mar. 01, 2022 $ / shares
STOCKHOLDERS' EQUITY
Purchase price per unit	$ 10.25	$ 10.25
Warrant share price at $11.50
STOCKHOLDERS' EQUITY
Purchase price per unit		1.00
Private Placement Warrants
STOCKHOLDERS' EQUITY
Exercise price of warrants	11.50	11.50
Private Placement Warrants | Warrant share price at $15
STOCKHOLDERS' EQUITY
Exercise price of warrants	15	15		$ 15.00
Purchase price per unit	$ 15	$ 0.10		0.10
Warrant exercisable period	10 years	10 years
Private Placement Warrants | Warrant share price at $11.50
STOCKHOLDERS' EQUITY
Exercise price of warrants	$ 11.50	$ 11.50	$ 11.50	11.50
Purchase price per unit	11.50	11.50		$ 1.00
Public Warrants
STOCKHOLDERS' EQUITY
Exercise price of warrants	$ 11.50	$ 11.50
Public Warrants exercisable term after the completion of a business combination	30 days	30 days
Warrants exercisable term from the closing of the public offering	12 months	12 months
Purchase price per unit	$ 0.10	$ 0.10
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
STOCKHOLDERS' EQUITY
Redemption price per public warrant (in dollars per share)	0.01	0.01
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants	30	30
Redemption period	30 days	30 days
Public Warrants | Warrant share price at $15
STOCKHOLDERS' EQUITY
Purchase price per unit		$ 15.00